Statement of Stockholder's Equity (USD $)	Common Stock In July 2004	Common Stock In August 2004	Common Stock In December 2004	Common Stock In April 2005	Common Stock In August 2005, valued at $2.79 per share	Common Stock In August 2005, valued at $2.92 per share	Common Stock In February 2006	Common Stock In May 2006	Common Stock In June 2006	Common Stock In November 2006	Common Stock In February 2007	Common Stock In March 2007	Common Stock In April 2007	Common Stock In October 2007, valued at $0.68 per share	Common Stock In October 2007, valued at $0.90 per share	Common Stock In November 2007	Common Stock In March 2008	Common Stock In August 2008	Common Stock At $0.25 per share	Common Stock At $0.25 per share, pursant to November 2008 adjusted stock offering	Common Stock At $0.50 per share	Common Stock In January 2009	Common Stock At $0.001 per share	Common Stock At $1.00 per share	Common Stock In July 2009	Common Stock In August 2010	Common Stock In December 2010	Common Stock At $0.345 per share	Common Stock In November 2010	Common Stock In March 2011	Common Stock In June 2011	Common Stock At $0.60 per share	Common Stock In September 2011	Common Stock In May 2011 through August 2011	Common Stock	Paid-In Capital In July 2004	Paid-In Capital In August 2004	Paid-In Capital In December 2004	Paid-In Capital In April 2005	Paid-In Capital In May 2005	Paid-In Capital In August 2005, valued at $2.79 per share	Paid-In Capital In August 2005, valued at $2.92 per share	Paid-In Capital In February 2006	Paid-In Capital In May 2006	Paid-In Capital In June 2006	Paid-In Capital In November 2006	Paid-In Capital In February 2007	Paid-In Capital In March 2007	Paid-In Capital In April 2007	Paid-In Capital In October 2007, valued at $0.68 per share	Paid-In Capital In October 2007, valued at $0.90 per share	Paid-In Capital In November 2007	Paid-In Capital In March 2008	Paid-In Capital In August 2008	Paid-In Capital At $0.25 per share	Paid-In Capital At $0.25 per share, pursant to November 2008 adjusted stock offering	Paid-In Capital At $0.50 per share	Paid-In Capital In January 2009	Paid-In Capital At $1.00 per share	Paid-In Capital In July 2009	Paid-In Capital In August 2010	Paid-In Capital In December 2010	Paid-In Capital At $0.345 per share	Paid-In Capital In November 2010	Paid-In Capital In March 2011	Paid-In Capital In June 2011	Paid-In Capital In September 2005	Paid-In Capital In October 2005	Paid-In Capital In December 2005	Paid-In Capital In February 2006, valued at $1.01 per share	Paid-In Capital In February 2006, valued at $1.09 per share	Paid-In Capital In April 2007, valued at $0.69 per share	Paid-In Capital In April 2007, valued at $0.63 per share	Paid-In Capital In May 2007	Paid-In Capital In October 2007, valued at $0.61 per share	Paid-In Capital In October 2007, valued at $0.78 per share	Paid-In Capital In December 2007	Paid-In Capital In May 2008	Paid-In Capital In November 2008	Paid-In Capital In January 2008	Paid-In Capital In July 2008	Paid-In Capital In February 2009	Paid-In Capital In June 2009	Paid-In Capital In January 2010	Paid-In Capital In March 2010	Paid-In Capital In April 2011	Paid-In Capital In May 2011	Paid-In Capital At $0.60 per share	Paid-In Capital In May 2011 through August 2011	Paid-In Capital	Subscription Receivable / Receivable for Issuance of Common Stock	Deferred Charges In March 2007	Deferred Charges In March 2008	Deferred Charges	Unrealized Loss On Securities	Accumulated Deficit	Deficit Accumulated During Development Stage	Paid-In Capital In January 2010, valued at $1.83	In September 2011 At $1.45	Paid-In Capital In December 2011	Paid-In Capital In November 2011, valued at $0.53 per share	Total
Beginning Equity Balance (Equity) at Dec. 31, 2002																																			$ 1
Beginning Balance (Shares) at Dec. 31, 2002																																			100
Retroactive recapitalization upon reverse acquisition (Equity)																																			706																																																							(706)
Retroactive recapitalization upon reverse acquisition (Shares)																																			706,973
Ending Balance (Equity) at Dec. 31, 2003																																			707																																																							(706)						(15,827)						(15,826)
Ending Balance (Shares) at Dec. 31, 2003																																			707,073
Common stock issued to founders (Equity)																																			13,293																																																							(13,293)
Common stock issued to founders (Shares)																																			13,292,927
Common stock issued for future services (Equity)	1,600	638																																		254,400	74,362																																																																	331,000
Common stock issued for future services (Shares)	1,600,000	637,500
Common stock issued at merger (Equity)																																			2,000																																																							(2,000)
Common stock issued at merger (Shares)																																			2,000,000
Conversion of note payable (Equity)			187																																			29,813																																																																30,000
Conversion of note payable (Shares)			187,500
Net income/(loss) for the period																																																																																																	(722,146)					(722,146)
Ending Balance (Equity) at Dec. 31, 2004																																			18,425																																																							342,576						(15,827)	(722,146)					(376,972)
Ending Balance (Shares) at Dec. 31, 2004																																			18,425,000
Common stock issued for future services (Equity)					210	200																																			585,290	583,800																																																												1,169,500
Common stock issued for future services (Shares)					210,000	200,000
Conversion of note payable (Equity)																																			3,119					495,881																																																														499,000
Conversion of note payable (Shares)																																			3,118,750
Common stock issued in private placement (Equity)				4,000																																			996,000																																																															1,000,000
Common stock issued in private placement (Shares)				4,000,000
Subscription receivable																																																																																											(6,500)											(6,500)
Warrants issued for services																																								37,000																											24,200	15,900																																		77,100
Warrants issued for future services																																																																					435,060																																	435,060
Deferred charges for common stock issued for future services																																																																																														(584,000)								(584,000)
Amortization of deferred charges																																																																																														265,455								265,455
Exercise of warrants (Equity)																																			300																																																							74,700												75,000
Exercise of warrants (Shares)																																			300,000
Net income/(loss) for the period																																																																																																	(1,721,765)					(1,721,765)
Ending Balance (Equity) at Dec. 31, 2005																																			26,254																																																							3,590,407	(6,500)			(318,545)		(15,827)	(2,443,911)					831,878
Ending Balance (Shares) at Dec. 31, 2005																																			26,253,750
Common stock issued for future services (Equity)							300	400	25	60																																	269,700	619,600	36,225	29,340																																																								955,650
Common stock issued for future services (Shares)							300,000	400,000	25,000	60,000
Common stock issued in private placement (Equity)																					850																																																																					424,150												425,000
Common stock issued in private placement (Shares)																					850,000
Subscription receivable																																																																																											6,500											6,500
Warrants issued for services																																																																			66,500																																			66,500
Warrants issued for future services																																													465,996																																																									465,996
Amortization of deferred charges																																																																																														318,545								318,545
Options issued for services																																																																						428,888																																428,888
Contributed capital related to accrued interest																																																																																										35,624												35,624
Unrealized gain (loss) on securities																																																																																															(26,000)							(26,000)
Net income/(loss) for the period																																																																																																	(2,933,809)					(2,933,809)
Ending Balance (Equity) at Dec. 31, 2006																																			27,889																																																							5,966,430					(26,000)	(15,827)	(5,377,720)					574,772
Ending Balance (Shares) at Dec. 31, 2006																																			27,888,750
Common stock issued for future services (Equity)											152	1,000																																			106,098	579,000																																																						686,250
Common stock issued for future services (Shares)											151,785	1,000,000
Common stock issued in private placement (Equity)																					2,482											1,768																									1,238,518																															1,058,756														2,301,524
Common stock issued in private placement (Shares)																					2,482,000											1,767,540
Warrants issued for services																																																52,180																			36,370					293,476	140,490	52,946	61,449	52,292	1,159																									690,362
Warrants issued for future services																																																	348,000																																																					348,000
Deferred charges for common stock issued for future services																																																																																												(928,000)										(928,000)
Common stock issued for services and settlement for accounts payable (Equity)													100																																																																													34,900												35,000
Common stock issued for services and settlement for accounts payable (Shares)													100,000
Common stock issued for services (Equity)														150	150	400																																		101,850	134,850	287,600																																																		525,000
Common stock issued for services (Shares)														150,000	150,000	400,000
Amortization of deferred charges																																																																																														773,333								773,333
Options issued for services																																																				41,653																		17,589	43,757																															102,999
Unrealized gain (loss) on securities																																																																																															(32,610)							(32,610)
Common stock subscription rescinded (Equity)																					(400)																																																																					(199,600)												(200,000)
Common stock subscription rescinded (Shares)																					(400,000)
Net income/(loss) for the period																																																																																																	(4,223,449)					(4,223,449)
Ending Balance (Equity) at Dec. 31, 2007																																			33,690																																																							10,449,763						(15,827)	(9,601,169)					653,180
Ending Balance (Shares) at Dec. 31, 2007																																			33,690,075
Common stock issued in private placement (Equity)																																690																																																								413,310														414,000
Common stock issued in private placement (Shares)																																690,001
Warrants issued for services																																																10,885																			27,014					121,713	48,738	31,444			12,487	976,193																								1,228,474
Warrants issued for future services																																																					332,000																																								(332,000)
Common stock issued for services (Equity)																	100	200																																			74,900	359,800																																																435,000
Common stock issued for services (Shares)																	100,000	200,000
Amortization of deferred charges																																																																																														431,337								431,337
Exercise of warrants (Equity)																			320	641	270																																		79,680	159,629	134,730																																													375,270
Exercise of warrants (Shares)																			320,000	641,080	270,000
Options issued for services																																																				286,803		525,263																									6,439	30,750	114,519																					963,774
Receivable for the issuance of common stock																																																																																											(12,500)											(12,500)
Realized loss reclassification																																																																																															58,610							58,610
Net income/(loss) for the period																																																																																																	(4,340,607)					(4,340,607)
Ending Balance (Equity) at Dec. 31, 2008																																			35,911																																																							14,196,060	(12,500)			(55,330)		(15,827)	(13,941,776)					206,538
Beginning Balance (Shares) at Dec. 31, 2008																																			35,911,156
Common stock issued in private placement (Equity)																																			2,480																																																852,520																			855,000
Common stock issued in private placement (Shares)																																			2,479,500
Warrants issued for services																																																																																			177,881																			177,881
Common stock issued for services and settlement for accounts payable (Equity)																						100													145																							24,900																									49,855																			75,000
Common stock issued for services and settlement for accounts payable (Shares)																						100,000													145,000
Common stock issued for services (Equity)																						100			100										116																							57,900		74,900																							39,884																			173,000
Common stock issued for services (Shares)																						100,000			100,000										116,000
Amortization of deferred charges																																																																																														55,330								55,330
Exercise of warrants (Equity)																							400	355																																1,279			354,646																				318,555																							675,234
Exercise of warrants (Shares)																							400,000	355,000																																1,279,336
Options issued for services																																																				199,234		623,246				13,136																					61,346	13,583	67,838	9,583	21,085																			1,009,051
Rights to purchase shares																																																										132,058																																												132,058
Exercise of purchase right agreement (Equity)																						181
Exercise of purchase right agreement (Shares)																						180,550																																				44,957
Contribution of accrued payroll																																																																																		52,129																				52,129
Payment for issuance of common stock																																																																																											12,500											12,500
Net income/(loss) for the period																																																																																																	(2,721,871)					(2,721,871)
Ending Balance (Equity) at Dec. 31, 2009																																			41,167																																																							17,385,295						(15,827)	(16,663,647)					746,988
Ending Balance (Shares) at Dec. 31, 2009																																			41,166,542
Common stock issued in private placement (Equity)																																			1,500																								1,498,500																																											1,500,000
Common stock issued in private placement (Shares)																																			1,500,000
Subscription receivable
Warrants issued for services																																																																																				580,167	214,063					213,459												1,007,689
Common stock issued for services and settlement for accounts payable (Equity)
Common stock issued for services (Equity)																										4	10		5																																5,996	11,990		4,645																																						22,650
Common stock issued for services (Shares)																										4,800	10,000		5,000
Amortization of deferred charges
Exercise of warrants (Equity)																			947		25			283				10																											235,853		12,475		282,218				3,440																																							539,000
Exercise of warrants (Shares)																			947,200		25,000			282,500				10,000
Exercise of options (Equity)																			15																																				3,735																																															3,750
Exercise of options (Shares)																			15,000
Options issued for services																																																				174,866		643,812							27,434	286,002																	31,478	14,873	74,061																					1,252,526
Contribution of accrued payroll
Common stock issued to institutional investor (Equity)
Net income/(loss) for the period																																																																																																	(3,713,232)					(3,713,232)
Ending Balance (Equity) at Dec. 31, 2010																																			43,996																																																							21,704,361						(15,827)	(20,376,879)					1,355,621
Ending Balance (Shares) at Dec. 31, 2010																																			43,966,042
Common stock issued in private placement (Equity)																								1,000																																			999,000																																											1,000,000
Common stock issued in private placement (Shares)																								1,000,000
Subscription receivable
Warrants issued for services																																																																																				36,585	64,983	109,820												306,765		1,288		303,758
Common stock issued for services and settlement for accounts payable (Equity)
Common stock issued for services (Equity)																														10	10		10	2																															14,490	10,390																							2,161										14,490			41,563
Common stock issued for services (Shares)																														10,000	10,000		10,000	2,018
Amortization of deferred charges
Exercise of warrants (Equity)
Options issued for services																																																						383,881							65,447	212,136																	26,648	285	39,829						79,702		17,204											53,124	4,384	628,911
Contribution of accrued payroll
Common stock issued for commitment shares (Equity)																																			151																																																							162,746												162,896
Common stock issued for commitment shares (Shares)																																			150,830
Common stock issued to institutional investor (Equity)																																			185																																																							199,815												200,000
Common stock issued to institutional investor (Shares)																																			185,185
Common stock issued for additional commitment shares (Equity)																																			3																																																							3,467												3,470
Common stock issued for additional commitment shares (Shares)																																			3,017
Net income/(loss) for the period																																																																																																	(3,482,622)					(3,482,622)
Ending Balance (Equity) at Dec. 31, 2011																																			$ 45,337																																																							$ 24,513,000						$ (15,827)	$ (23,859,501)					$ 683,009
Ending Balance (Shares) at Dec. 31, 2011																																			45,337,092